Prepayment for Land Use Rights	6 Months Ended
Dec. 31, 2024
Prepayment for Land Use Rights [Abstract]
PREPAYMENT FOR LAND USE RIGHTS

NOTE 9 – PREPAYMENT FOR LAND USE RIGHTS

On November 26, 2021, the Company prepaid RMB10 million (US$1.40 million) to the local government for land on which it plans to build a new plant. The land is in Jiangsu Province, with an area of approximately 13,000 square meters. On April 29, 2024, the local government issued a statement indicating it will expedite the approval process. As of the date the CFS are issued, the approval process is still in progress.